Nature of operations and basis of presentation (Details)	Jul. 19, 2021	Jun. 03, 2021
US Salt Parent Holdings, LLC [Member]
Nature of operations and basis of presentation (Details) [Line Items]
Percentage of owns members interest		99.00%
US Salt Holdings LLC [Member]
Nature of operations and basis of presentation (Details) [Line Items]
Percentage of owns members interest	100.00%
US Salt, LLC [Member]
Nature of operations and basis of presentation (Details) [Line Items]
Percentage of owns members interest	100.00%
Percentage of ownership interest	100.00%
Emerald Lake Capital LP [Member] | US Salt Parent Holdings [Member]
Nature of operations and basis of presentation (Details) [Line Items]
Percentage of ownership interest	99.50%
Parent Holdings and Aggregator [Member] | US Salt Parent Holdings [Member]
Nature of operations and basis of presentation (Details) [Line Items]
Percentage of ownership interest	99.00%
Intermediate Holdings [Member] | US Salt Parent Holdings [Member]
Nature of operations and basis of presentation (Details) [Line Items]
Percentage of ownership interest	1.00%